Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Numerator:
Net loss	(107,189,923)	(79,632,079)	(447,857,851)	(72,181,581)
Deemed dividends upon redesignation of Series A Preferred Shares	—	(59,428,400)	—	—
Deemed dividends upon modification of Series D Preferred Shares	—	—	(15,605,908)	(2,515,216)
Numerator for basic and diluted net loss per share	(107,189,923)	(139,060,479)	(463,463,759)	(74,696,797)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	26,000,000	26,000,000	105,746,313	105,746,313
Loss per share-basic and diluted	(4.12)	(5.35)	(4.38)	(0.71)

Schedule of anti-dilutive securities which could potentially dilute basic loss per share in the future

	2012	2013	2014

Series A Preferred Shares	13,506,748	13,506,748	—
Series B Preferred Shares	21,564,115	21,564,115	—
Series C Preferred Shares	25,782,056	25,782,056	—
Series D Preferred Shares	21,771,472	21,771,472	—
Options and restricted shares	10,587,771	17,631,953	21,445,228
Total	93,212,162	100,256,344	21,445,228